SUPPLEMENT DATED NOVEMBER 12, 2008
TO THE PROSPECTUS FOR PRINCIPAL FUNDS, INC.
CLASS A, B, AND C SHARES
DATED FEBRUARY 29, 2008

This supplement updates information currently in the prospectus.

Inflation Protection Fund
The Inflation Protection Fund will rely on the order received from the SEC that permits Principal Management
Corporation, without obtaining shareholder approval, to:
§ hire one or more Sub-Advisors;
§ change Sub-Advisors; and
§ reallocate management fees between itself and Sub-Advisors.

This order is described on page 168 in the prospectus.

SUPPLEMENT DATED NOVEMBER 12, 2008
TO THE PROSPECTUS FOR PRINCIPAL FUNDS, INC.
INSTITUTIONAL CLASS SHARES
DATED FEBRUARY 29, 2008

This supplement updates information currently in the prospectus.

Inflation Protection Fund
The Inflation Protection Fund will rely on the order received from the SEC that permits Principal Management
Corporation, without obtaining shareholder approval, to:
§ hire one or more Sub-Advisors;
§ change Sub-Advisors; and
§ reallocate management fees between itself and Sub-Advisors.

This order is described on page 207 in the prospectus.

SUPPLEMENT DATED NOVEMBER 12, 2008
TO THE PROSPECTUS FOR PRINCIPAL FUNDS, INC.
CLASS J SHARES
DATED FEBRUARY 29, 2008

This supplement updates information currently in the prospectus.

Inflation Protection Fund
The Inflation Protection Fund will rely on the order received from the SEC that permits Principal Management
Corporation, without obtaining shareholder approval, to:
§ hire one or more Sub-Advisors;
§ change Sub-Advisors; and
§ reallocate management fees between itself and Sub-Advisors.

This order is described on page 151 in the prospectus.

SUPPLEMENT DATED NOVEMBER 12, 2008
TO THE PROSPECTUS FOR PRINCIPAL FUNDS, INC.
R-1, R-2, R-3, R-4, AND R-5 CLASS SHARES
DATED FEBRUARY 29, 2008

This supplement updates information currently in the prospectus.

Inflation Protection Fund
The Inflation Protection Fund will rely on the order received from the SEC that permits Principal Management
Corporation, without obtaining shareholder approval, to:
§ hire one or more Sub-Advisors;
§ change Sub-Advisors; and
§ reallocate management fees between itself and Sub-Advisors.

This order is described on page 199 in the prospectus.